Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 19,475	$ 13,704	$ 44,631	$ 33,995
Adjustment for:
Preferred unitholders' interest in net income	3,681	3,482	11,017	10,224
Limited partners' interest in net income	15,794	10,222	33,614	23,771
Less: Dividends paid or to be paid	(15,052)	(15,036)	(45,143)	(45,104)
Under (over) distributed earnings attributable to:
Distributed Earnings	742	(4,814)	(11,529)	(21,333)
Common Units Public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 402	$ (2,606)	$ (6,246)	$ (11,549)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	18,031	18,009	18,030	17,977
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	18,037	18,030	18,037	17,993
Basic earnings per unit :
Earnings Per Share, Basic	$ 0.46	$ 0.30	$ 0.97	$ 0.68
Diluted earnings per Unit
Earnings Per Share, Diluted	$ 0.46	$ 0.29	$ 0.97	$ 0.68
Common Unit Hegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 340	$ (2,208)	$ (5,283)	$ (3,251)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	15,257	8,536	15,257	4,270
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	15,257	8,536	15,257	4,270
Basic earnings per unit :
Earnings Per Share, Basic	$ 0.49	$ 0.57	$ 1.05	$ 1.36
Diluted earnings per Unit
Earnings Per Share, Diluted	$ 0.49	$ 0.57	$ 1.05	$ 1.36
Subordinated Units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 0	$ 0	$ 0	$ (6,533)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	0	6,721	0	10,987
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	0	6,721	0	10,987
Basic earnings per unit :
Earnings Per Share, Basic	$ 0	$ 0	$ 0	$ 0.52
Diluted earnings per Unit
Earnings Per Share, Diluted	$ 0	$ 0	$ 0	$ 0.52